Federated Capital Appreciation Fund II (“Fund”) –Primary Shares and Service Shares (“Classes”) Portfolio of Federated Insurance Series
This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Fund and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Fund and Classes submitted and accepted pursuant to Rule 497(e) on December 13, 2012, and deemed filed on December 14, 2012, Accession No. 0001318148-12-001944. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Fund and their Classes, and should be used in conjunction with the complete prospectuses for the Fund and its Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE